Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity	$ 67,822	$ 67,655	$ 901	$ (48)	$ 70,989	$ (4,187)	$ 167
Equity at beginning of period at Dec. 31, 2021	67,822	67,655	901	(48)	70,989	(4,187)	167
Net income	6,955	6,955			6,955		0
Other comprehensive income	(844)	(839)				(839)	(5)
Total comprehensive income	6,111	6,116			6,955	(839)	(5)
Dividends	(7,506)	(7,506)			(7,506)
Purchase of treasury shares	(10,910)	(10,910)		(66)	(10,844)
Reduction of share capital			(11)	15	(4)
Exercise of options and employee transactions, equity impact	88	88		1	87
Equity-based compensation	854	854		6	848
Shares delivered to divested business employees, equity impact Alcon	5	5		0	5
Taxes on treasury share transactions	14	14			14
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	2,809	2,809			2,809
Fair value adjustments on financial assets sold					4	(4)
Changes in non-controlling interests	(81)						(81)
Fair value adjustments related to divestments					(34)	34
Other movements	217	217			217
Total of other equity movements	(14,510)	(14,429)	(11)	(44)	(14,404)	30	(81)
Equity at end of period at Dec. 31, 2022	59,423	59,342	890	(92)	63,540	(4,996)	81
Equity	59,423	59,342	890	(92)	63,540	(4,996)	81
Net income	14,854	14,850			14,850		4
Other comprehensive income	1,202	1,200				1,200	2
Total comprehensive income	16,056	16,050			14,850	1,200	6
Dividends	(7,255)	(7,255)			(7,255)
Dividend in kind	(13,962)	(13,962)			(13,962)
Purchase of treasury shares	(8,517)	(8,517)		(51)	(8,466)
Reduction of share capital			(65)	94	(29)
Exercise of options and employee transactions, equity impact	146	146		2	144
Equity-based compensation	904	904		6	898
Shares delivered to divested business employees, equity impact Sandoz	30	30		0	30
Taxes on treasury share transactions	14	14			14
Transaction costs, net of taxes	(214)	(214)			(214)
Fair value adjustments on financial assets sold					(1)	1
Changes in non-controlling interests	(4)						(4)
Fair value adjustments related to divestments					(29)	29
Other movements	129	129			129
Total of other equity movements	(28,729)	(28,725)	(65)	51	(28,741)	30	(4)
Equity at end of period at Dec. 31, 2023	46,750	46,667	825	(41)	49,649	(3,766)	83
Equity	46,750	46,667	825	(41)	49,649	(3,766)	83
Net income	11,939	11,941			11,941		(2)
Other comprehensive income	589	592				592	(3)
Total comprehensive income	12,528	12,533			11,941	592	(5)
Dividends	(7,624)	(7,624)			(7,624)
Purchase of treasury shares	(8,450)	(8,450)		(44)	(8,406)
Reduction of share capital			(32)	26	6
Equity-based compensation	1,060	1,060		6	1,054
Shares delivered to divested business employees, equity impact Sandoz	12
Taxes on treasury share transactions	(68)	(68)			(68)
Fair value adjustments on financial assets sold					81	(81)
Changes in non-controlling interests	(224)	(226)			(226)		2
Other movements	154	154			154
Total of other equity movements	(15,152)	(15,154)	(32)	(12)	(15,029)	(81)	2
Equity at end of period at Dec. 31, 2024	44,126	44,046	793	(53)	46,561	(3,255)	80
Equity	$ 44,126	$ 44,046	$ 793	$ (53)	$ 46,561	$ (3,255)	$ 80